Organization	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Organization
1.	Organization

Oak Street Health, Inc. (the “Company”) was formed as a Delaware corporation on October 22, 2019. The Company was formed for the purpose of completing a public offering and related transactions in order to carry on the business of Oak Street Health, LLC and affiliates.